TAXES (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 2,507,683	$ 1,314,320
Income taxes payable	833,476	514,349
Other taxes payable	183,994	113,101
Totals	$ 3,525,153	$ 1,941,770